T. ROWE PRICE TAX-FREE INCOME FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
Alabama 0.8%
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	16,700	18,113
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (1)	1,695	1,862
		19,975

Alaska 0.3%
Alaska Int'l. Airport, Series B, 5.00%, 10/1/35	3,945	4,529
Valdez Marine, Exxon Pipeline, Series C, VRDN, 2.20%, 12/1/33	3,000	3,000
		7,529

Arizona 0.6%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 2.546%, 1/2/37	1,500	1,482
Arizona HFA, Phoenix Childrens Hosp., Series A, 5.00%, 2/1/34	3,000	3,224
Phoenix Civic Improvement, Series A, 5.00%, 7/1/40
(Prerefunded 7/1/20) (2)	10,995	11,411
		16,117

California 12.5%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (3)	5,750	6,766
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series
F-1, 5.00%, 4/1/54	6,500	7,323
California, GO, 5.00%, 8/1/32	15,000	17,474
California, GO, 5.25%, 9/1/25	10,000	10,876
California, Various Purpose, GO, 5.00%, 9/1/31	7,000	7,544
California, Various Purpose, GO, 5.00%, 9/1/32	12,400	13,361
California, Various Purpose, GO, 5.00%, 10/1/39	5,900	6,825
California, Various Purpose, GO, 5.00%, 11/1/43	4,700	5,321

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California, Various Purpose, GO, 5.25%, 3/1/30	2,300	2,366
California, Various Purpose, GO, 5.50%, 3/1/40	10,000	10,294
California Dept. of Water Resources, Power Supply, Series L,
5.00%, 5/1/21 (Prerefunded 5/1/20) (2)	6,200	6,409
California Dept. of Water Resources, Unrefunded Balance,
Power Supply, Series L, 5.00%, 5/1/22	1,900	1,966
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30	1,750	2,104
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31	1,335	1,597
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	1,065	1,270
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47	4,750	6,832
California HFFA, Lucile Packard Stanford Hosp., Series B,
5.00%, 8/15/55	4,550	5,163
California HFFA, Lucile Salter Packard Childern's Hosp. at
Stanford, Series A, 5.00%, 11/15/56	3,925	4,515
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	7,000	7,660
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,250	2,709
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52	6,100	6,688
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	7,325	7,910
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,425	1,818
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48	5,500	6,423
California Public Works Board, Series B, 5.00%, 10/1/34	1,090	1,252
California Public Works Board, Series B, 5.00%, 10/1/39	10,000	11,382
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/26	5,000	5,684
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/38	5,000	5,559
California Statewide CDA, American Baptist Home of West,
6.25%, 10/1/39	3,600	3,655
California Statewide CDA, Cottage Health Oblig. Group, 5.00%,
11/1/40	8,650	8,974
California Statewide CDA, Cottage Health Oblig. Group, 5.25%,
11/1/30	7,025	7,380
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	8,365	9,131

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	1,300	1,489
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	2,275	2,536
California Tobacco Securitization Agency, STEP, 5.25%, 6/1/21	2,015	2,043
Chula Vista Ind. Dev., San Diego Gas, Series C, 5.875%,
2/15/34	2,000	2,007
Golden State Tobacco Securitization, Series A, 5.00%, 6/1/40	7,000	8,072
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,440	1,429
Golden State Tobacco Securitization, Series A2, STEP, 5.30%,
6/1/37	2,000	2,043
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,600	5,255
Irvine Unified School Dist., Community Fac. Dist., Special Tax,
Series D, 5.00%, 3/1/57	3,230	3,646
Long Beach, 5.00%, 5/15/35	1,000	1,119
Long Beach, 5.00%, 5/15/40	2,500	2,758
Los Angeles Airport, Series D, 5.25%, 5/15/27	5,000	5,197
Los Angeles Harbor Dept., Series B, 5.25%, 8/1/34
(Prerefunded 8/1/19) (2)	5,750	5,786
Riverside County Redev. Agency, Desert Community, Series D,
6.00%, 10/1/37 (Prerefunded 10/1/20) (2)	3,550	3,770
Sacramento County Airport, Series B, 5.00%, 7/1/41	3,325	3,886
Sacramento County Airport, Senior, Series A, 5.00%, 7/1/41	2,925	3,418
Sacramento County Sanitation Dist. Fin. Auth., Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 2.219%, 12/1/35 (4)	2,800	2,748
San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/40	10,900	11,275
San Francisco City & County Int'l. Airports, 5.00%, 5/1/49	10,600	12,936
San Jose, Series B, 5.00%, 3/1/42	2,000	2,356
San Jose, Series B, 5.00%, 3/1/47	3,550	4,165
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, 5.50%,
9/1/44	3,000	3,242
Southern California Public Power Auth., Windy Flats Project-1,
5.00%, 7/1/29	14,250	14,812

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	5,070	5,277
Univ. of California Regents, Series I, 5.00%, 5/15/28	3,500	4,208
		319,704

Colorado 2.8%
Broadway Station Metropolitan District No 2, Series A, GO,
5.125%, 12/1/48	2,300	2,366
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%,
1/1/45	22,070	24,352
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	440	482
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	1,870	2,042
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	4,245	4,623
Denver City & County Airports, Series B, 5.00%, 12/1/48	10,500	12,646
Denver Convention Center Hotel Auth., 5.00%, 12/1/34	2,500	2,875
Denver Convention Center Hotel Auth., 5.00%, 12/1/35	1,250	1,436
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	2,000	2,294
Denver Convention Center Hotel Auth., 5.00%, 12/1/40	11,990	13,679
Regional Transportation District, Fastracks Project, Series A,
5.00%, 11/1/46	5,000	5,879
		72,674

Connecticut 1.1%
Connecticut, Series E, GO, 5.00%, 9/15/34	3,250	3,922
Connecticut HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42	15,865	16,929
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,535	7,862
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (5)(6)	2,806	96
		28,809

Delaware 0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48	6,185	7,066

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Delaware Economic Dev. Auth., Delmarva Power, 5.40%, 2/1/31	5,680	5,909
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	2,350	2,667
		15,642

District of Columbia 3.1%
District of Columbia, Income Tax, Series A, 5.50%, 12/1/30	12,000	12,242
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	515	552
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	500	531
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	2,945	3,105
District of Columbia Water & Sewer Auth., Series A, 5.00%,
10/1/48	5,000	5,563
Metropolitan Washington Airports Auth., Series B, 5.25%,
10/1/24	3,000	3,040
Metropolitan Washington Airports Auth., Series B, 5.25%,
10/1/25	6,000	6,080
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, STEP, 6.50%, 10/1/44	9,350	12,331
Washington Convention & Sports Auth., Convention Center
Hotel, Series A, 5.00%, 10/1/40	11,175	11,606
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30	3,200	3,929
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/37	5,000	5,995
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42	12,500	14,850
		79,824

Florida 10.0%
Alachua County HFA, E Ridge Retirement Village, 6.25%,
11/15/44	4,500	3,957
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	15,820	17,688

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Broward County Half-Cent Sales Tax, Main Courthouse, Series
A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (2)	8,110	8,519
Central Florida Expressway Auth., 5.00%, 7/1/39	7,475	8,855
Central Florida Expressway Auth., 5.00%, 7/1/42	4,670	5,507
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34	3,700	4,444
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%,
4/1/42	6,560	7,391
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A1,
5.00%, 6/1/48 (1)	4,075	4,409
Florida Municipal Power Agency, All Requirements, Series A,
6.25%, 10/1/31 (Prerefunded 10/1/19) (2)	7,100	7,211
Highlands County HFA, Adventist Health System, 6.00%,
11/15/37 (Prerefunded 11/15/19) (2)	20	20
Highlands County HFA, Unrefunded Balance, Adventist Health
System, 6.00%, 11/15/37	8,930	9,106
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	2,880	3,167
Jacksonville, Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1)	2,595	2,783
Jacksonville, Transportation, Series A, 5.00%, 10/1/29	3,500	3,861
Jacksonville, Transportation, Series A, 5.00%, 10/1/30	11,555	12,725
Jacksonville, Transportation, Series A, 5.00%, 10/1/31	4,450	4,893
Lee Memorial Health Sys., Series A-1, 5.00%, 4/1/44	3,350	3,989
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (2)	3,750	4,411
Miami-Dade County, Aviation, 5.00%, 10/1/41	5,300	6,201
Miami-Dade County, Aviation, Series A, 5.50%, 10/1/36
(Prerefunded 10/1/19) (2)	10,000	10,132
Miami-Dade County, Transit System, 5.00%, 7/1/37	16,425	17,997
Miami-Dade County EFA, Series A, 5.00%, 4/1/53	5,000	5,817
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	18,700	20,910
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	12,360	13,786
Palm Beach County HFA, Acts Retirement-Life Community,
5.00%, 11/15/45	4,175	4,779

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Sarasota County Public Hosp. Dist., 5.00%, 7/1/41	10,000	11,713
South Miami HFA, Baptist Health, 5.00%, 8/15/37	11,000	12,990
South Miami HFA, Baptist Health, 5.00%, 8/15/42	6,000	6,988
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44	1,690	1,844
Tampa, Baycare Health, Series A, 5.00%, 11/15/46	12,135	13,969
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29	1,880	2,062
Tampa Hillsborough County Expressway, 5.00%, 7/1/47	12,000	13,993
		256,117

Georgia 4.7%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/32	2,500	2,835
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	1,600	1,811
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/34	3,000	3,391
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	4,900	5,248
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1,
6.75%, 1/1/35	800	854
Atlanta Water & Wastewater, Wastewater, Series A, 6.25%,
11/1/34 (Prerefunded 11/1/19) (2)	7,000	7,137
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.25%, 4/1/41	3,000	3,156
Cobb County Kennestone Hosp. Auth., WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,155
Fulton County, Water & Sewer, 5.00%, 1/1/27	7,000	7,375
Fulton County Dev. Auth., Robert Woodruff Arts Center, 5.00%,
3/15/36	5,250	6,016
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,975	2,300
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/42	3,895	4,500
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%,
3/15/44	5,150	6,085

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35	2,310	2,684
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,965	4,546
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (2)	12,135	12,462
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,600	7,690
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.50%, 2/15/42	3,245	3,944
Gainesville & Hall County Hosp. Auth., Unrefunded Balance,
Northeast Georgia Health, Series A, 5.375%, 2/15/40	3,745	3,843
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	4,819
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	2,995
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/25	6,000	7,186
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/15/20	1,900	1,946
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	2,650	2,887
Municipal Electric Auth. of Georgia, Series EE, 7.25%,
1/1/24 (7)	6,500	7,948
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/44	4,485	5,149
		119,962

Idaho 0.9%
Idaho HFA, Saint Lukes Health, Series A, 5.00%, 3/1/34	2,100	2,319
Idaho HFA, Saint Lukes Health, Series A, 5.00%, 3/1/44	19,285	20,944
		23,263

Illinois 7.3%
Chicago, Series A, GO, 5.50%, 1/1/49	1,850	2,099
Chicago, Wastewater, Series C, 5.00%, 1/1/31	1,100	1,237
Chicago, Wastewater, Series C, 5.00%, 1/1/32	2,500	2,800
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/23 (3)	2,000	2,223
Chicago Midway Airport, Series B, 5.00%, 1/1/35	7,960	8,908

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Chicago Midway Airport, Series B, 5.00%, 1/1/36	3,070	3,430
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/29	11,735	11,977
Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41
(Prerefunded 1/1/21) (2)	7,250	7,824
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	10,775	12,503
Chicago O'hare Int'l. Airport, Senior, Series B, 5.00%, 1/1/48	4,000	4,762
Chicago Water, Series A-1, 5.00%, 11/1/28	1,225	1,439
Cook County, Series C, GO, 5.00%, 11/15/25	9,485	10,378
Cook County, Series C, GO, 5.00%, 11/15/26	4,935	5,384
Cook County, Series C, GO, 5.00%, 11/15/29	1,065	1,154
Illinois, GO, 5.50%, 7/1/38	11,000	11,959
Illinois, Series A, GO, 5.00%, 10/1/31	1,500	1,716
Illinois, Series B, GO, 5.00%, 10/1/31	2,000	2,287
Illinois, Series B, GO, 5.00%, 10/1/32	1,750	1,995
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43	6,935	7,233
Illinois Fin. Auth., OSF Healthcare System, VRDN, 2.25%,
11/15/37	5,950	5,950
Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/34	515	610
Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/36	750	880
Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/41	3,040	3,526
Illinois Toll Highway Auth., Series A-1, 5.00%, 1/1/27	10,000	10,190
Illinois Toll Highway Auth., Series A-1, 5.00%, 1/1/31	5,000	5,090
Metropolitan Pier & Exposition Auth., McCormick Place, Series
A, 5.00%, 6/15/57	1,100	1,195
Metropolitan Pier & Exposition Auth., McCormick Place, Series
A, Zero Coupon, 6/15/37 (4)	11,870	6,167
Metropolitan Pier & Exposition Auth., McCormick Place, Series
B, Zero Coupon, 12/15/41	10,000	3,980
Metropolitan Pier & Exposition Auth., Unrefunded Balance,
McCormick Place, Series A, 5.50%, 6/15/50	15,135	15,445
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28	1,310	1,552
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (3)	5,250	7,105

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (4)	15,000	20,213
Regional Transportation Auth., Series A, 6.70%, 11/1/21 (4)	1,855	1,985
Regional Transportation Auth., Series D, 7.75%, 6/1/19 (4)	1,240	1,240
		186,436

Indiana 0.7%
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39	5,885	6,043
Indiana Fin. Auth., Parkview Health System, Series B, VRDN,
2.20%, 11/1/39	4,930	4,930
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31
(Prerefunded 9/1/21) (2)	5,000	5,680
		16,653

Iowa 0.1%
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	1,395	1,506
		1,506

Kansas 0.5%
Kansas DFA, Adventist Health System, 5.75%, 11/15/38
(Prerefunded 11/15/19) (2)	145	148
Kansas DFA, Unrefunded Balance, Adventist Health System,
5.75%, 11/15/38 (Prerefunded 11/15/19) (2)	6,355	6,476
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 9/1/48	6,090	7,221
		13,845

Kentucky 1.9%
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/45 (3)	1,000	1,154
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/47 (3)	1,000	1,090
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36	3,550	3,764
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46	1,900	1,980

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32	2,000	2,107
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,100	1,221
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	850	939
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,525	3,889
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	4,000	4,346
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.375%, 6/1/40 (Prerefunded 6/1/20) (2)	10,520	11,024
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.50%, 3/1/45 (Prerefunded 6/1/20) (2)	2,520	2,644
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40	2,200	2,434
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49	2,100	2,304
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53	8,300	9,151
		48,047

Louisiana 1.2%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (3)	7,500	8,828
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38	750	875
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43	2,775	3,212
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48	9,210	10,621
New Orleans Sewerage Service, 5.00%, 6/1/35	900	1,021
New Orleans Sewerage Service, 5.00%, 6/1/45	4,835	5,410
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	1,500	1,583
		31,550

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland 6.7%
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39	3,030	3,472
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44	4,810	5,486
Baltimore City, Water, Series A, 5.00%, 7/1/31	4,515	5,142
Baltimore City, Water, Series A, 5.00%, 7/1/34	3,635	4,172
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,000	1,144
Baltimore City, Water, Series B, 5.00%, 7/1/29	3,035	3,472
Gaithersburg, Asbury Maryland Obligated Group, Series B,
6.00%, 1/1/23	1,380	1,412
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	590	663
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	395	442
Maryland CDA, Series A, 4.10%, 9/1/38	3,830	4,119
Maryland Economic Dev., Port America Chesapeake
Transportation, Series A, 5.00%, 6/1/29	1,500	1,830
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%,
9/1/22 (Prerefunded 6/27/19) (2)	6,500	6,629
Maryland Economic Dev., Transportation Fac., Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (2)	3,000	3,127
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	2,655	3,142
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	11,135	12,898
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,500	2,771
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	7,500	8,341
Maryland HHEFA, Anne Arundel Health, Series A, 6.75%,
7/1/39 (Prerefunded 7/1/19) (2)	4,350	4,367
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (2)	3,000	3,219
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (2)	2,000	2,146
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	1,715	1,713
Maryland HHEFA, Medstar Health, 5.00%, 8/15/32	6,880	7,869
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	6,810	7,271
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	18,175	21,079

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	1,255	1,392
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	2,010	2,332
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	3,375	3,775
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43	8,065	8,692
Maryland HHEFA, Univ. of Maryland Medical, Series B, 7.00%,
7/1/22 (4)(8)	915	1,024
Maryland HHEFA, Western Maryland Medical, 5.25%, 7/1/34	10,335	11,586
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46	5,000	5,771
Maryland Stadium Auth., Construction & Revitalization, Series A,
5.00%, 5/1/47	5,000	5,916
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	500	555
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,100	3,350
Washington Suburban Sanitation Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/38	4,910	5,299
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,000	3,219
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	3,000	3,268
		172,105

Massachusetts 1.6%
Massachusetts Bay Transportation Auth., Unrefunded Balance,
Series A, 7.00%, 3/1/21	1,600	1,710
Massachusetts Dev. Fin. Agency, Linden Ponds Inc. Fac.,
5.00%, 11/15/28 (1)	1,500	1,687
Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%,
10/1/57 (1)	1,400	1,519
Massachusetts DOT, Series B, 5.00%, 1/1/32	10,185	10,378
Massachusetts Ed. Fin. Auth., Series I, 6.00%, 1/1/28	490	500
Massachusetts HEFA, Harvard Univ., Series N, 6.25%, 4/1/20	5,000	5,201
Massachusetts HEFA, Mass Institute Technology, Series K,
5.50%, 7/1/32	10,000	14,053
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., Series A, 6.00%, 8/1/19	5,000	5,037
		40,085

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Michigan 2.0%
Detroit, GO, 5.00%, 4/1/28	850	955
Detroit, GO, 5.00%, 4/1/29	150	168
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (3)	1,800	1,983
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (3)	1,500	1,648
Great Lakes Water Auth., Water Supply, Series B, 5.00%,
7/1/46	12,625	14,438
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/33	1,650	1,903
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/34	2,860	3,290
Michigan Fin. Auth., Great Lakes Water Auth., Series C-6,
5.00%, 7/1/33	2,000	2,265
Michigan Fin. Auth., Henry Ford Health System, Series A,
5.00%, 11/15/48	5,150	6,116
Michigan Fin. Auth., Trinity Health, Series A, 5.00%, 12/1/37	6,000	7,176
Wayne County Airport Auth., Series A, 5.00%, 12/1/36	550	657
Wayne County Airport Auth., Series A, 5.00%, 12/1/37	500	596
Wayne County Airport Auth., Series A, 5.00%, 12/1/42	1,300	1,535
Wayne County Airport Auth., Series A, 5.00%, 12/1/47	2,580	3,033
Wayne County Airport Auth., Series G, 5.00%, 12/1/25	1,070	1,286
Wayne County Airport Auth., Series G, 5.00%, 12/1/28	3,795	4,544
		51,593

Missouri 2.6%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31	4,480	4,787
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26	7,000	7,572
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25	5,000	5,411
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47	10,000	11,699
Missouri HEFA, Saint Lukes Health System, 5.00%, 11/15/34	4,900	5,708
Missouri HEFA, Saint Lukes Health System, 5.00%, 11/15/35	7,595	8,824

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Missouri Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34	10,985	12,568
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48	1,545	1,702
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38	1,000	1,114
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48	3,850	4,286
Saint Louis County IDA, St. Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45	1,050	1,116
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	130	137
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35	895	933
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47	800	836
		66,693

Nevada 1.6%
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series
B, 5.125%, 7/1/36	10,000	10,186
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series
B, 5.75%, 7/1/42	11,500	11,760
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series
C, 5.00%, 7/1/25 (3)	1,800	1,805
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43	11,000	12,984
Reno, Sales Tax, Series A, 5.00%, 6/1/38	140	167
Reno, Sales Tax, Series A, 5.00%, 6/1/48	3,000	3,540
Reno, Sales Tax, Series C, Zero Coupon, 7/1/58 (1)	3,000	390
		40,832

New Hampshire 0.1%
New Hampshire HEFA, Hillside Village, Series A, 6.125%,
7/1/52 (1)	2,905	3,118
		3,118

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey 2.9%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (3)	13,900	17,458
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/21	1,000	1,061
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/23	2,000	2,169
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/28	1,000	1,073
New Jersey Economic Dev. Auth., Provident Group-Rowan Univ.
Student Housing, Series A, 5.00%, 1/1/48	2,840	3,033
New Jersey EFA, Univ. of Medicine & Dentistry, Series B, 7.50%,
12/1/32	9,000	9,000
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	5,500	6,494
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/43	13,575	15,771
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/34	5,300	6,076
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43
(Prerefunded 7/1/22) (2)	1,255	1,390
New Jersey Turnpike Auth., Unrefunded Balance, Series A,
5.00%, 1/1/43	745	813
Rutgers State Univ., Series J, 5.00%, 5/1/25	5,000	5,644
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27	335	403
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46	3,900	4,448
		74,833

New York 7.1%
Dormitory Auth. of the State of New York, Mount Sinai Hosp.,
Series A, 5.00%, 7/1/21	150	156
Dormitory Auth. of the State of New York, Mount Sinai Hosp.,
Series A, 5.00%, 7/1/22	6,000	6,227
Dormitory Auth. of the State of New York, Mount Sinai Hosp.,
Series A, 5.00%, 7/1/26	4,165	4,314
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	3,750	4,093

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
General Purpose, Series A, 5.00%, 2/15/30	4,850	5,598
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/44	4,800	5,283
Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series C, 5.00%, 3/15/41	7,000	7,401
Dormitory Auth. of the State of New York, Touro College Univ.,
5.00%, 1/1/47	14,240	15,922
Hudson Yards Infrastructure, 5.25%, 2/15/47 (Prerefunded
2/15/21) (2)	105	112
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (2)	5,560	5,973
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,200	2,594
Hudson Yards Infrastructure, Unrefunded Balance, 5.25%,
2/15/47	2,310	2,447
Hudson Yards Infrastructure, Unrefunded Balance, 5.75%,
2/15/47	3,415	3,645
Long Island Power Auth., 5.00%, 9/1/42	3,000	3,567
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26
(3)	15,000	18,732
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30
(Prerefunded 11/15/21) (2)	5,560	6,058
New York City, Series B-1, GO, 5.00%, 10/1/38	1,500	1,801
New York City, Series J, GO, 5.00%, 8/1/31	5,000	5,799
New York City, Series J, GO, 5.00%, 8/1/32	7,500	8,680
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,004
New York Liberty Dev., 4 World Trade Center, 5.75%, 11/15/51	26,500	29,113
New York Liberty Dev., Bank of America, Class 1, 5.625%,
1/15/46	11,500	11,788
New York Liberty Dev., One Bryant Park, 6.375%, 7/15/49	8,400	8,645
New York State Thruway Auth., Series A, 5.00%, 1/1/51	2,500	2,861
New York State Thruway Auth., Series A, 5.25%, 1/1/56	2,215	2,560
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	5,000	5,675

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal,
6.00%, 12/1/42	2,500	2,647
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42	3,910	4,327
		182,022

North Carolina 2.6%
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.00%,
7/1/39	7,450	7,696
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.50%,
7/1/34	7,545	7,859
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 2.24%,
1/15/37	1,150	1,150
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55	4,000	4,609
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	5,000	5,603
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45	8,040	8,636
North Carolina Turnpike Auth., 5.00%, 1/1/27 (3)	920	1,112
North Carolina Turnpike Auth., 5.00%, 1/1/31 (3)	1,000	1,186
North Carolina Turnpike Auth., 5.00%, 1/1/40	12,675	14,794
North Carolina Turnpike Auth., Monroe Expressway Toll, Series
A, 5.00%, 7/1/47	4,000	4,459
North Carolina Turnpike Auth., Monroe Expressway Toll, Series
A, 5.00%, 7/1/51	3,100	3,446
Raleigh-Durham Airport Auth., Series A, 5.00%, 5/1/32	5,000	5,147
		65,697

North Dakota 0.6%
Grand Forks Health Care, Altru Health System, 5.00%, 12/1/32	13,835	14,722
		14,722

Ohio 0.7%
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52	8,750	9,968

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57	4,315	4,897
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40	2,700	2,955
		17,820

Oklahoma 0.4%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	1,500	1,752
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47	2,500	2,927
Tulsa County Ind. Auth., Montereau, Senior Living Community,
5.25%, 11/15/45	750	843
Tulsa County Ind. Auth., Montereau, Senior Living Community,
Series A, 7.125%, 11/1/30 (Prerefunded 5/1/20) (2)	3,000	3,148
Tulsa County Ind. Auth., Montereau, Senior Living Community,
Series A, 7.25%, 11/1/40 (Prerefunded 5/1/20) (2)	2,500	2,626
		11,296

Oregon 0.6%
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46	11,000	12,624
Oregon Health & Sciences Univ., Series A, 5.75%, 7/1/39
(Prerefunded 7/1/19) (2)	3,750	3,762
		16,386

Pennsylvania 3.4%
Allegheny County Hosp. Dev. Auth., University of Pittsburgh
Medical Center, Series A, 4.00%, 7/15/37	1,000	1,102
Allegheny County Hosp. Dev. Auth., University of Pittsburgh
Medical Center, Series A, 4.00%, 7/15/38	1,200	1,317
Allegheny County Hosp. Dev. Auth., University of Pittsburgh
Medical Center, Series A, 4.00%, 7/15/39	2,250	2,460
Cumberland County Municipal Auth., Asbury Obligation Group,
5.25%, 1/1/27	1,275	1,340
Delaware River Port Auth., Series D, 5.00%, 1/1/40
(Prerefunded 1/1/20) (2)	5,400	5,512
Montgomery County IDA, Einstein Healthcare, Series A, 5.25%,
1/15/46	3,000	3,314

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County IDA, Einstein Healthcare, Series A, 5.25%,
1/15/45	4,800	5,298
Montgomery County IDA, New Regional Medical Center, 5.25%,
8/1/33 (Prerefunded 8/1/20) (2)	6,475	6,754
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47	8,980	10,596
Pennsylvania Fin. Auth., Commonwealth Auth., Tobacco
Settlement, 5.00%, 6/1/33	875	1,052
Pennsylvania Higher Ed. Fac. Auth., Temple Univ., First Series,
5.00%, 4/1/32	510	550
Philadelphia Airport, Series A, 5.00%, 6/15/35	16,000	16,495
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/28	1,800	2,105
Philadelphia IDA, Temple Univ., 1st Series 2017, 5.00%, 4/1/29	4,000	4,661
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35	8,500	9,696
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/36	5,000	5,686
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34	1,825	2,087
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3)	5,000	5,840
		85,865

Puerto Rico 0.8%
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	1,795	1,795
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42
(9)(10)	60	48
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(9)(10)	100	80
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(9)(10)	2,500	2,000
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(9)(10)	225	180
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(9)(10)	290	231

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(9)(10)	1,105	881
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(9)(10)	370	295
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(9)(10)	450	359
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(9)(10)	2,640	2,105
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(9)(10)	185	148
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(9)(10)	1,365	1,089
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(9)(10)	45	36
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(9)(10)	280	224
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/51
(9)(10)	240	192
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(9)(10)	100	80
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(9)(10)	275	220
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(9)(10)	215	173
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/50
(9)(10)	70	54
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(9)(10)	95	76
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/50
(9)(10)	120	95
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(9)(10)	890	712
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(9)(10)	200	160
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(9)(10)	100	80
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(9)(10)	2,295	1,836

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/27	2,600	1,971
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/29	4,153	2,845
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/33	4,970	2,723
		20,688

Rhode Island 0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(9)	4,915	885
		885

South Carolina 1.0%
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/20 (9)	285	271
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/21 (9)	338	303
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (9)	358	301
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/32 (9)	6,663	2,799
Connector 2000 Assoc., Series A1, Zero Coupon, 1/1/42 (9)	11,189	2,307
Connector 2000 Assoc., Series A1, Zero Coupon, 7/22/51 (9)	14,661	1,026
Connector 2000 Assoc., Series B1, Zero Coupon, 1/1/32 (9)	2,141	407
Connector 2000 Assoc., Series B1, Zero Coupon, 7/22/51 (9)	10,109	253
Connector 2000 Assoc., Series C1, Zero Coupon, 7/22/51 (9)	1,654	33
South Carolina Jobs-Economic Dev. Auth., Acts Retirement-Life
Community, Series C, 5.00%, 11/15/47	2,325	2,659
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,000	2,385
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37	5,000	5,905
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	4,675	5,437
		24,086

South Dakota 1.2%
South Dakota HEFA, Avera Health, Series A, 5.00%, 7/1/42	12,805	13,483
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37	1,770	1,926

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42	13,065	14,148
		29,557

Tennessee 1.7%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/37	3,500	4,099
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/35	1,725	2,040
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/44	1,075	1,248
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,675	3,101
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	7,265	8,332
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	8,415	9,589
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)	5,750	6,304
Tennessee Energy Acquisition, Goldman Sachs, Series A,
5.25%, 9/1/24	8,100	9,290
		44,003

Texas 8.9%
Austin Airport, Series A, 5.00%, 11/15/41	6,845	8,016
Austin Airport, Series A, 5.00%, 11/15/46	2,000	2,334
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/27	2,600	3,097
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,400	1,621
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/25	630	712
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	600	689
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/27	1,000	1,153

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/28	360	414
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	2,000	2,186
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	12,780	13,823
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/43	2,700	2,923
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/45	10,000	10,642
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/25	4,805	5,234
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	7,000	7,337
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38	3,000	3,100
Harris County Cultural Ed. Fac., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (2)	3,000	3,571
Harris County Cultural Ed. Fac., Houston Methodist Hosp.,
5.00%, 12/1/45	7,000	7,908
Harris County Health Fac. Dev., Methodist Hospital System,
Series A-1, VRDN, 2.25%, 12/1/41	9,890	9,890
Houston Airport, Series D, 5.00%, 7/1/35	6,380	7,797
Joint Guadalupe County - City of Seguin, 5.00%, 12/1/45	2,600	2,754
Joint Guadalupe County - City of Seguin, 5.25%, 12/1/35	2,400	2,652
Lower Colorado River Auth., LCRA Transmission Services,
Series A, 5.00%, 5/15/30	3,885	4,119
Lower Colorado River Auth., LCRA Transmission Services,
Series A, 5.00%, 5/15/31	3,100	3,284
Matagorda County Navigation Dist. No. 1, Central Power &
Light, Series A, 6.30%, 11/1/29	2,500	2,558
New Hope Cultural Ed. Fac. Fin., CHF Stephenville III - Tarleton
State Univ., Series A, 5.00%, 4/1/30	300	329
New Hope Cultural Ed. Fac. Fin., CHF Stephenville III - Tarleton
State Univ., Series A, 5.00%, 4/1/47	3,310	3,517
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32	750	816
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39	1,000	1,068
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49	2,255	2,444
North Texas Tollway Auth., Series A, 5.00%, 1/1/27	2,250	2,574

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
North Texas Tollway Auth., Series A, 5.00%, 1/1/39	6,110	7,064
North Texas Tollway Auth., Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (2)	9,000	9,790
North Texas Tollway Auth., 1st Tier, 6.00%, 1/1/38
(Prerefunded 1/1/21) (2)	12,000	12,839
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/43	2,750	3,250
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/48	12,500	14,671
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28	1,000	1,163
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31	1,835	2,098
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,700	1,906
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40	2,650	2,954
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46	5,395	5,993
Tarrant County Cultural Ed. Fac. Fin., Edgemere - Northwest
Senior High School, Series A, 5.00%, 11/15/45	3,620	3,496
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/41	5,240	6,088
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45	1,270	1,290
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25	1,000	1,190
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series D, 6.25%, 12/15/26	9,425	11,046
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,200	8,971
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	5,000	5,444
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,260	6,059
Travis County Health Fac. Dev., Unrefunded Balance,
Westminster Manor, 7.00%, 11/1/30	105	109
Travis County Health Fac. Dev., Westminster Manor, 7.00%,
11/1/30 (Prerefunded 11/1/20) (2)	805	865
Travis County Health Fac. Dev., Westminster Manor, 7.125%,
11/1/40 (Prerefunded 11/1/20) (2)	2,000	2,154
		227,002

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)

Utah 0.3%
Salt Lake City Airport, Series B, 5.00%, 7/1/42	1,000	1,185
Salt Lake City Airport, Series B, 5.00%, 7/1/47	4,475	5,275
		6,460

Virgin Islands 0.2%
Virgin Islands PFA, Series A, 6.75%, 10/1/37	5,000	4,981
		4,981

Virginia 2.3%
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier General
Resolution, 5.00%, 7/1/46	3,000	3,404
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier General
Resolution, 5.00%, 7/1/51	3,395	3,827
Fairfax County Economic Dev. Auth., Silver Line Phase I, 4.00%,
4/1/33	8,955	9,906
Fairfax County Economic Dev. Auth., Silver Line Phase I, 4.00%,
4/1/36	8,500	9,324
Fairfax County IDA, Inova Health, Series A, 4.00%, 5/15/48	335	363
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/40	5,000	5,432
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	12,000	14,731
Henrico County Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (2)	2,500	2,780
James City County Economic Dev. Auth., Windsormeade United
Methodist Homes, Series A, 2.00%, 10/1/48 (6)	803	70
James City County Economic Dev. Auth., Windsormeade United
Methodist Homes, Series A, 6.00%, 6/1/43	3,509	3,510
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,170
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36	2,900	3,361
		57,878

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Washington 0.3%
Washington, Motor Vehicle Tax, Series C, GO, 5.00%, 6/1/29	7,000	7,463
		7,463

West Virginia 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1)	425	447
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1)	425	450
		897

Wisconsin 0.3%
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/29	1,475	1,727
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/30	1,500	1,760
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	2,000	2,023
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	1,300	1,315
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	1,700	1,722
		8,547

Total Investments in Securities 99.0%
(Cost $2,392,298)		$2,533,167
Other Assets Less Liabilities 1.0%		24,429
Net Assets 100.0%		$2,557,596

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $20,690 and represents 0.8% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Insured by National Public Finance Guarantee Corporation

T. ROWE PRICE TAX-FREE INCOME FUND

(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Insured by AMBAC Assurance Corporation
(8) Escrowed to maturity
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s);
rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE TAX-FREE INCOME FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.